Long-Term Borrowings - Summary of Long-term Borrowings (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)
Debt Instrument [Line Items]
Interest expense	¥ 6,006	$ 876	¥ 16,200	¥ 7,235
Property and equipment, net	120,574		125,228		$ 17,582
China Merchants Bank
Debt Instrument [Line Items]
Uncommitted credit facility	110,000
Domestic fixed assets loan	90,000
Line of credit, amount	90,000				13,123
Restricted cash	¥ 129,478				18,880
Line of credit, maturity date	December, 2030	December, 2030
Interest expense	¥ (2,906)	$ (424)	¥ (2,155)	(142)
Interest income capitalized in property and equipment				¥ 142	$ 0	$ 990
Repayment Amount	90,000	13,123
China Merchants Bank | 3.60% Effective Interest Rate
Debt Instrument [Line Items]
Line of credit, amount	¥ 1,319					$ 191
Effective interest rate	3.60%				3.60%
China Merchants Bank | 3.40% Effective Interest Rate
Debt Instrument [Line Items]
Line of credit, amount	¥ 61,280				$ 8,936
Effective interest rate	3.40%				3.40%
China Merchants Bank | 3.35% Effective Interest Rate
Debt Instrument [Line Items]
Line of credit, amount	¥ 19,535				$ 2,849
Effective interest rate	3.35%				3.35%
China Merchants Bank | 3.25% Effective Interest Rate
Debt Instrument [Line Items]
Line of credit, amount	¥ 7,866				$ 1,147
Effective interest rate	3.25%				3.25%
China Merchants Bank | June 25, 2026
Debt Instrument [Line Items]
Repayment Amount	¥ 2,500	365
China Merchants Bank | July 25, 2026
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | December 25, 2026
Debt Instrument [Line Items]
Repayment Amount	2,500	365
China Merchants Bank | January 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | June 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,500	365
China Merchants Bank | July 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | December 25, 2027
Debt Instrument [Line Items]
Repayment Amount	2,500	365
China Merchants Bank | January 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | June 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,500	365
China Merchants Bank | July 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | December 25, 2028
Debt Instrument [Line Items]
Repayment Amount	2,500	365
China Merchants Bank | January 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | June 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,500	365
China Merchants Bank | July 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | December 25, 2029
Debt Instrument [Line Items]
Repayment Amount	2,500	365
China Merchants Bank | January 25, 2030
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | June 25, 2030
Debt Instrument [Line Items]
Repayment Amount	2,500	365
China Merchants Bank | July 25, 2030
Debt Instrument [Line Items]
Repayment Amount	2,000	292
China Merchants Bank | December 15, 2030
Debt Instrument [Line Items]
Repayment Amount	¥ 49,500	$ 7,210